UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Kansas Municipal Fund

Schedule of Investments April 30, 2009 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (100.1%)

Burlington, KS PCR (Gas & Elec.) MBIA	Baa-1/AA-	5.300%	06/01/2031	$1,000,000	$919,080
Burlington, KS PCR (Gas & Elec.) MBIA	Baa-1/BBB+	4.850	06/01/2031	500,000	408,405
Butler Cty., KS Public Bldg. MBIA	NR/NR	5.550	10/01/2021	300,000	315,645
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	NR/A	5.000	08/01/2022	250,000	254,538
Cowley Cty., KS USD #465 (Winfield) MBIA	Baa-1/AA-	5.250	10/01/2014	250,000	281,970
Dodge City, KS Sales Tax Rev Assured GTY	NR/AAA	5.250	06/01/2031	1,000,000	1,027,270
Dodge, KS School District #443 FGIC	Baa-1/NR	5.000	09/01/2011	1,000,000	1,018,510
Douglas Cty., KS Sales Tax Ref. AMBAC	Aa-3/NR	5.000	08/01/2019	1,000,000	1,072,510
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg Assured GTY	NR/AAA	5.125	09/01/2029	250,000	246,508
Harvey Cty., KS USD #373 (Newton) MBIA	A-3/NR	5.000	09/01/2023	200,000	204,576
Harvey Cty., KS USD #373 (Newton) MBIA	A-3/NR	5.000	09/01/2025	1,000,000	999,900
Hutchinson, KS Community College	NR/A-	5.000	10/01/2025	350,000	334,583
Hutchinson, KS Community College	NR/A-	5.250	10/01/2030	300,000	283,167
Hutchinson, KS Community College	NR/A-	5.250	10/01/2033	450,000	419,625
Johnson Cty., KS USD #231 Gardner-Edgerton FGIC	NR/AA-	5.000	10/01/2024	1,135,000	1,137,690
Johnson Cty., KS USD #232 (Desoto)	Aa-3/NR	5.250	09/01/2023	500,000	534,735
Junction City, KS Ref & Impt AMBAC	NR/A	5.000	09/01/2025	250,000	252,698
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/2027	245,000	245,000
Kansas Dept. Transportation Highway Rev.	Aa/AAA	5.000	03/01/2023	250,000	263,953
KS Devl. Finance Auth. Lease Rev. (Dept. of Admin. Capital Restoration) FSA	Aa-3/AAA	5.375	10/01/2020	370,000	394,498
KS Devl. Finance Auth. Lease Rev. (Juvenile Justice) MBIA	Baa-1/AA	5.250	05/01/2013	570,000	612,476
KS Devl. Fin. Auth. Sisters of Charity Leavenworth MBIA	Aa/AA	5.125	12/01/2018	100,000	100,041
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	250,000	250,013
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Baa-1/AA	5.000	10/01/2017	250,000	266,108
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/2022	1,000,000	1,057,880
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/2023	1,000,000	1,037,000
KS Devl. Finance Auth. Rev. (KS St. Projects)	Aa/AA	5.000	05/01/2026	1,335,000	1,377,546
KS Devl. Finance Auth. Rev. (Dept. Admin.) FGIC	Aa/AA	5.000	11/01/2025	250,000	259,088
KS Devl. Finance Auth. Rev. (Univ. KS Research Cent.)XLCA	A-1/A	5.000	02/01/2026	500,000	496,725
KS Devl. Finance Auth. Rev. (KS St. Projects) MBIA	Aa/AA	5.250	11/01/2025	250,000	265,205
KS Devl. Finance Auth. Rev. (Athletic Facs. University of KS)	A-1/A	5.000	06/01/2033	250,000	236,545
KS Devl. Finance Auth. Rev. (Water Pollution)	Aaa/AAA	5.000	11/01/2028	250,000	255,757
KS Devl. Finance Auth. Rev. (Road Revolving Fund)	Aa-1/AA+	4.625	10/01/2026	250,000	254,252
KS Devl. Finance Auth. Rev. (KS St. Projects)	Aa/AA	5.000	05/01/2035	250,000	250,195
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/2021	1,975,000	1,975,276
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/2020	1,000,000	1,046,590
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/2022	500,000	487,015
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. - Unrefunded MBIA	A/AA	5.375	11/15/2024	1,365,000	1,392,832
KS Turnpike Auth. Rev. FSA	Aa-3/AAA	5.250	09/01/2021	500,000	529,635
KS Turnpike Auth. Rev. FSA	Aa-3/AAA	5.000	09/01/2024	330,000	339,807
KS Turnpike Auth. Rev. FSA	Aa-3/AAA	5.000	09/01/2025	750,000	767,977
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/2020	500,000	524,265
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2026	500,000	455,040
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2036	300,000	252,348
Leavenworth County USD #453 GO Improvement & Refunding Assured Guaranty	Aa/NR	5.125	03/01/2029	1,000,000	1,025,470
Lincoln County, KS Public Bldg (Lincoln County Hosp) Assured Guaranty	NR/AAA	5.000	03/01/2028	125,000	133,101
Manhattan, KS General Obligation	Aa-3/NR	5.000	11/01/2028	130,000	136,054
Manhattan, KS Hosp. Rev. Mercy Health Center FSA	Aa-3/AAA	5.500	08/15/2020	250,000	253,575
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	NR/A+	5.500	09/01/2025	235,000	235,280
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	NR/A+	5.500	09/01/2030	500,000	484,500
Olathe, Health Fac Rev (Med Center)	NR/A+	5.000	09/01/2029	500,000	439,355
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/2027	2,210,000	2,210,022
Park City, KS Assured GTY	NR/AAA	6.000	12/01/2029	500,000	531,515
Reno Cty., KS USD #308 Hutchinson MBIA	A/NR	4.500	09/01/2023	500,000	491,995
Salina, KS (General Obligation)	Aa-3/NR	4.625	10/01/2027	200,000	200,070
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/2026	1,000,000	993,760
Sedgwick Cnty Kans Uni Sch Dist No. 262 Assumed Guaranty	NR/AAA	5.000	09/01/2028	500,000	513,220
Shawnee Cty., KS G.O. FSA	Aa-3/NR	5.000	09/01/2016	655,000	747,473
Topeka, KS G.O. XLCA	Aa-3/NR	5.000	08/15/2021	400,000	410,428
*Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	NR/AA	5.625	06/01/2026	435,000	436,662
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	NR/AA	5.625	06/01/2031	1,200,000	1,205,244
University of Kansas Hosp. Auth. AMBAC	NR/AAA	5.700	09/01/2020	830,000	844,666
*University of Kansas Hosp. Auth. AMBAC	NR/AAA	5.550	09/01/2026	355,000	360,303
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Baa-1/AA-	5.300	06/01/2031	750,000	687,585
Washburn Univ. (Living Le arning Ctr.) Bldg. Rev. AMBAC	NR/NR	5.000	07/01/2019	700,000	706,181
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/2024	1,500,000	1,522,965
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/2031	1,100,000	1,042,041
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/2016	990,000	990,198
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/2022	2,000,000	2,000,400
Wichita, KS Water & Sewer Util. Rev. FGIC	A-1/AA-	5.250	10/01/2018	1,465,000	1,558,965
Wichita, KS Water & Sewer Util. Rev. FGIC	A-1/AA-	5.000	10/01/2028	500,000	484,910
Wichita, KS Water & Sewer Rev. FSA	Aa-3/AAA	5.000	10/01/2023	100,000	107,316
Wyandotte City, KS General Obligation FSA	Aa-3/AAA	5.000	08/01/2027	500,000	516,685
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev Berkshire	Aa-1/AAA	5.000	09/01/2029	500,000	521,000

TOTAL KANSAS MUNICIPAL BONDS (COST: $46,831,847)					$46,895,416

SHORT-TERM SECURITIES (0.6%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $276,017)				276,017	$276,017

TOTAL INVESTMENTS IN SECURITIES (COST: $47,107,864)					$47,171,433
OTHER ASSETS LESS LIABILITIES					(318,177)

NET ASSETS					$46,853,256

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

As of April 30, 2009, the Fund had one when-issued purchase:

1,000,000 of Dodge City, KS Sales Tax Rev; 5.250%; 06/01/31

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $47,107,864. The net unrealized appreciation of investments based on the cost was $63,569, which is comprised of $771,658 aggregate gross unrealized appreciation and $708,089 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—	quoted prices in active markets for identical securities

Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

Valuation Inputs		Investments in Securities

Level 1—	Quoted Prices	$276,017

Level 2—	Other Significant Observable Inputs	46,895,416

Level 3—	Significant Unobservable Inputs	--

Total		$47,171,433

Kansas Insured Intermediate Fund

Schedule of Investments April 30, 2009 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (96.6%)

Butler Cnty, KS USD #385 MBIA Insured	A/NR	5.000%	09/01/2018	$500,000	$551,010
Butler Cty., KS (Circle) USD #375 FSA	Aa-3/NR	5.000	09/01/2013	250,000	253,205
Butler Cty., KS USD#402 Assured GTY	Aa/NR	5.250	09/01/2021	250,000	279,915
Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	NR/NR	5.250	09/01/2016	770,000	845,013
Cowley County, KS USD# 470 FSA	Aa-3/AAA	4.750	09/01/2023	100,000	103,838
Cowley Cty., KS USD #465 (Winfield) MBIA	Baa-1/AA-	5.250	10/01/2014	140,000	157,903
Dodge City, KS Sales Tax Rev Assured GTY	NR/AAA	5.000	06/01/2021	310,000	333,833
Dodge City, KS Sales Tax Rev Assured GTY	NR/AAA	4.400	06/01/2025	350,000	344,817
Dodge, KS USD #443 Unltd. General Obligation FSA	Aa-3/AAA	5.750	09/01/2013	100,000	101,784
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg Assured GTY	NR/AAA	5.000	09/01/2023	375,000	392,010
Harvey Cty., KS USD #373 (Newton) MBIA	A-3/NR	4.000	09/01/2018	250,000	250,430
Johnson Cty., KS Community College Student Commons & Parking AMBAC	NR/AA+	5.000	11/15/2019	235,000	247,815
Johnson Cty., KS USD #232 (Desoto) FSA	Aa-3/NR	5.000	09/01/2015	100,000	114,517
Junction City, KS Unlimited GO FSA	NR/AAA	4.100	09/01/2020	100,000	97,365
Junction City, KS Unlimited GO FSA	NR/AAA	4.250	09/01/2021	100,000	97,091
Junction City, KS Unlimited GO FSA	NR/AAA	4.400	09/01/2022	100,000	97,462
Junction City, KS Unlimited GO FSA	NR/AAA	4.500	09/01/2023	100,000	97,345
Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	NR/AA	6.300	09/01/2016	490,000	490,352
KS Devl Fin. Auth. Kansas Projects AMBAC	NR/AA	5.250	10/01/2022	100,000	103,635
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Baa-1/AA	5.000	10/01/2017	250,000	266,108
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev. FNMA	NR/AAA	5.700	12/01/2009	115,000	115,033
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Baa-1/AA-	6.400	01/01/2024	255,000	255,179
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	A/AA-	5.750	11/15/2012	595,000	655,857
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	380,000	380,019
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	NR/A	5.900	04/01/2015	305,000	315,867
KS Devl. Finance Auth. Lease Rev. (Dept. Admin. 7th & Harrison PJ) AMBAC	A-1/AA	5.500	12/01/2013	375,000	385,890
KS Devl. Finance Auth. Rev. (KS St. Projects) MBIA	Aa/AA	4.100	05/01/2019	250,000	259,707
KS Devl. Finance Auth. Rev. (KS St. Projects) MBIA	Aa/AA	5.250	11/01/2025	100,000	106,082
KS Turnpike Auth. Rev. FSA	Aa-3/AAA	5.000	09/01/2024	200,000	205,944
Leavenworth County USD #453 GO Improvement & Refunding Assured Guaranty	Aa/NR	5.250	03/01/2024	200,000	212,668
Leavenworth County USD# 453 Assured GTY	Aa/NR	4.750	09/01/2025	300,000	303,234
Leavenworth Cty., KS USD# 458 FSA	Aa-3/AAA	4.500	09/01/2028	250,000	237,075
Lincoln County, KS Public Bldg (Lincoln County Hosp) Assured Guaranty	NR/AAA	5.000	03/01/2028	125,000	133,101
Manhattan, KS Hosp. Rev. Mercy Health Center FSA	Aa-3/AAA	5.500	08/15/2020	500,000	507,150
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/2014	565,000	565,814
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/2023	445,000	430,942
Montgomery Cnty, KS Uni Sch Dist No 445 Natl-RE FGIC	NR/AA-	5.000	04/01/2021	100,000	99,415
Morton Cty., KS USD #217 FSA	Aa-3/AAA	4.000	09/01/2010	100,000	100,116
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/2012	400,000	400,008
Park City, KS Assured GTY	NR/AAA	5.100	12/01/2020	200,000	218,836
Park City, KS Assured GTY	NR/AAA	5.500	12/01/2024	100,000	108,502
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aa-3/NR	5.500	09/01/2015	190,000	207,957
Sedgwick Cnty USD #266 Maize School FSA	Aa-3/AAA	5.250	09/01/2020	360,000	406,508
Sedgwick County KS UNI School Dist. # 262 Assumed Guaranty	NR/AAA	5.000	09/01/2018	100,000	115,672
Sedgwick Cty., KS USD #265 (Goddard) Assured GTY	Aa/NR	4.500	10/01/2026	250,000	252,635
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aa-3/NR	5.000	09/01/2014	485,000	521,331
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/2014	160,000	160,362
*University of Kansas Hosp. Auth. AMBAC	NR/AAA	5.500	09/01/2015	500,000	508,260
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	NR/NR	5.000	07/01/2019	255,000	257,251
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	NR/A	5.350	07/01/2011	105,000	105,752
Wichita, KS GO AMBAC	Aa/AA+	4.500	09/01/2022	150,000	155,510
Wichita, KS GO AMBAC	Aa/AA+	4.750	09/01/2027	180,000	182,286
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/2010	150,000	150,048
Wichita, KS Water & Sewer Rev. FSA	Aa-3/AAA	5.000	10/01/2023	200,000	214,632
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev 5.000% 09/01/24 Berkshire	Aa-1/AAA	5.000	09/01/2024	200,000	219,412
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev MBIA	A/AA-	5.125	09/01/2013	500,000	505,700
Wyandotte Cty, KS. GO FSA	Aa-3/AAA	5.000	08/01/2025	250,000	263,805
Wyandotte Cty., KS USD #500 G.O. FSA	Aa-3/AAA	5.250	09/01/2013	250,000	286,893

TOTAL KANSAS MUNICIPAL BONDS (COST: $15,348,866)					$15,735,901

SHORT-TERM SECURITIES (13.2%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $2,154,406)				2,154,406	$2,154,406

TOTAL INVESTMENTS IN SECURITIES (COST: $17,503,272)					$17,890,307
OTHER ASSETS LESS LIABILITIES					(1,594,887)

NET ASSETS					$16,295,420

As of April 30, 2009, the Fund had six when-issued purchases:

100,000 of Junction City, KS Unlimited GO; 4.100%; 09/01/20

100,000 of Junction City, KS Unlimited GO; 4.250%; 09/01/21

100,000 of Junction City, KS Unlimited GO; 4.400%; 09/01/22

100,000 of Junction City, KS Unlimited GO; 4.500%; 09/01/23

350,000 of Dodge City, KS Sales Tax Rev; 4.400%; 06/01/25

310,000 of Dodge City, KS Sales Tax Rev; 5.000%; 06/01/21

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $17,503,272. The net unrealized appreciation of investments based on the cost was $387,035, which is comprised of $436,631 aggregate gross unrealized appreciation and $49,596 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—	quoted prices in active markets for identical securities

Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

Valuation Inputs		Investments in Securities

Level 1—	Quoted Prices	$2,154,406

Level 2—	Other Significant Observable Inputs	15,735,901

Level 3—	Significant Unobservable Inputs	--

Total		17,890,307

Maine Municipal Fund

Schedule of Investments April 30, 2009 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (85.3%)

Bangor, ME FSA	Aa-3/AAA	4.000%	09/01/2009	$345,000	$348,188
Bangor, ME	A-1/AA	4.000	09/01/2024	155,000	155,028
Bar Harbor, ME GO	A-1/NR	6.450	06/01/2009	75,000	75,306
Brewer, ME GO	A/A	4.600	11/01/2017	210,000	218,927
Freeport, ME GO	Aa-3/AA	7.250	09/01/2010	20,000	21,723
Gorham, ME Unlimited Tax G.O. MBIA	A-1/NR	4.300	02/01/2023	155,000	157,923
Gorham, ME Unlimited Tax G.O. MBIA	A-1/NR	4.350	02/01/2024	155,000	157,368
Gray, ME Unlimited GO FSA	Aa-3/AAA	4.000	10/15/2026	280,000	275,299
Gray, ME Unlimited GO FSA	Aa-3/AAA	4.000	10/15/2027	280,000	271,569
Houlton, ME Water District MBIA	Baa-1/NR	4.600	05/01/2014	100,000	100,966
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/2014	75,000	76,696
Lewiston, ME G.O. FSA	Aa-3/NR	5.000	04/01/2022	500,000	525,580
Lewiston, ME G.O. FSA	Aa-3/NR	5.000	04/01/2024	250,000	262,665
Lewiston, ME G.O. FSA	Aa-3/NR	4.500	01/15/2025	200,000	203,320
Maine Governmental Facs. Auth Lease MBIA	A-1/AA-	5.375	10/01/2016	250,000	268,977
Maine Governmental Facs. Auth Lease Rent Rev.	Aa-3/AAA	5.000	10/01/2023	125,000	130,123
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aa-3/AAA	5.250	07/01/2011	25,000	25,162
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aa-3/AAA	5.250	07/01/2010	410,000	414,641
Maine Health & Higher Educ. Facs. Auth.	Aaa/NR	6.000	10/01/2013	195,000	225,459
Maine Health & Higher Educ. (University Systems) MBIA	Aa-3/NR	5.000	07/01/2023	200,000	209,380
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	NR/A	7.300	05/01/2014	5,000	5,000
Maine Health & Higher Educ. Facs. Rev. AMBAC	Aa-3/NR	5.000	07/01/2022	250,000	262,748
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aa-3/NR	5.000	07/01/2025	340,000	351,567
*Maine Municipal Bond Bank MBIA	NR/AAA	5.625	11/01/2016	1,000,000	1,080,370
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/2024	100,000	104,722
Maine State (Highway)	Aa-3/AA	5.000	06/15/2011	200,000	215,972
*Maine State Turnpike Auth. Rev. FGIC	Aa-3/A+	5.750	07/01/2028	500,000	527,615
Maine State Turnpike Auth. AMBAC	Aa-3/A+	5.000	07/01/2033	450,000	451,084
Portland, ME	Aa/AA	5.000	09/01/2013	60,000	63,580
Portland, ME	Aa/AA	4.250	05/01/2029	250,000	241,168
Portland, ME Airport Rev FSA	Aa-3/AAA	5.000	07/01/2032	500,000	486,140
Scarborough, ME G.O. MBIA	Aa-3/AA	4.400	11/01/2031	250,000	236,000
Scarborough, ME G.O. MBIA	Aa-3/AA	4.400	11/01/2032	480,000	449,256
Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	A/A	5.900	11/01/2013	1,465,000	1,465,000
South Portland, ME	Aa-1/NR	5.800	09/01/2011	40,000	44,319
University of Maine System Rev. MBIA	Baa-1/AA-	4.750	03/01/2037	550,000	523,996
Westbrook, ME G.O. MBIA	A/AA-	3.250	10/15/2009	195,000	197,207
Westbrook, ME G.O. FGIC	NR/AA-	4.250	10/15/2020	180,000	185,542
Windham, ME G.O. AMBAC	A-1/A	3.125	11/01/2010	100,000	102,660
Windham, ME G.O. AMBAC	A-1/A	4.000	11/01/2014	475,000	505,733
Yarmouth, ME AMBAC	Aa-3/NR	5.250	11/15/2009	250,000	256,220
*Yarmouth, ME	Aa-3/AA-	5.000	11/15/2019	500,000	542,185
York, ME G.O.	NR/AA+	4.000	09/01/2010	75,000	78,414

TOTAL MAINE MUNICIPAL BONDS					$12,500,798

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	9,839

PUERTO RICO MUNICIPAL BONDS (5.7%)
*Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	710,000	829,245

VIRGIN ISLANDS MUNICIPAL BONDS (3.4%)
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Baa-1/AA-	5.300	07/01/2021	500,000	505,295

TOTAL MUNICIPAL BONDS (COST: $13,543,708)					$13,845,177

SHORT-TERM SECURITIES (10.2%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $1,501,640)				1,501,640	$1,501,640

TOTAL INVESTMENTS IN SECURITIES (COST: $15,045,348)					$15,346,817
OTHER ASSETS LESS LIABILITIES					(691,152)

NET ASSETS					$14,655,665

As of April 30, 2009, the Fund had four when-issued purchases:

155,000 of Bangor, ME; 4.000%; 09/01/24

250,000 of Portland, ME; 4.250%; 05/01/29

280,000 of Gray, ME Unlimited GO; 4.000%; 10/15/27

280,000 of Gray, ME Unlimited GO; 4.000%; 10/15/26

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $15,045,348. The net unrealized appreciation of investments based on the cost was $301,469, which is comprised of $429,275 aggregate gross unrealized appreciation and $127,806 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—	quoted prices in active markets for identical securities

Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

Valuation Inputs		Investments in Securities

Level 1—	Quoted Prices	$1,501,640

Level 2—	Other Significant Observable Inputs	13,845,177

Level 3—	Significant Unobservable Inputs	--

Total		$15,346,817

Nebraska Municipal Fund

Schedule of Investments April 30, 2009 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (94.0%)

Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) ASGUA	NR/A-	5.300%	12/15/2018	$250,000	$250,050
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) Radian Insured	NR/A-	5.250	12/15/2033	250,000	213,143
Dawson Cnty, NE SID #1 G.O. Ref (IBP, Inc. Proj.)	Ba/BB	5.650	02/01/2022	700,000	546,252
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA	Baa-1/AA-	4.500	12/15/2025	405,000	405,134
Dawson Cty. Public Power Electric Sys. Rev.	NR/AA-	4.750	12/01/2032	250,000	236,965
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aa-3/NR	5.500	12/15/2020	1,000,000	1,075,830
Douglas Cty., NE G.O.	Aa-1/AAA	4.750	12/01/2025	250,000	251,582
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. AMBAC	NR/A	5.250	09/01/2021	250,000	239,035
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	Aa-3/NR	5.000	11/15/2016	250,000	267,245
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aa/AA-	5.375	11/15/2015	190,000	190,027
Douglas County, NE Hosp. Methodist Health	NR/A-	5.500	11/01/2038	500,000	430,085
Douglas Cty, NE Hosp. Methodist Health BHAC	Aa-1/AAA	5.500	11/01/2038	250,000	240,142
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/2017	200,000	187,268
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2018	265,000	237,424
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2019	280,000	246,551
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/2023	500,000	446,755
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. FSA Insured	NR/AAA	4.500	12/15/2023	250,000	251,787
Fremont, NE Combined Utilities Rev. MBIA	Baa-1/AA-	5.000	10/15/2021	500,000	513,725
Hall Cty., NE School Dist. #2 Grand Island FSA	Aa-3/AAA	5.000	12/15/2023	500,000	537,635
Lancaster Cnty Neb Hosp Auth No 1 (Bryanlg Med Center)	A-1/NR	4.000	06/01/2010	250,000	253,787
*Lancaster Cty., NE Hosp. Auth. #1 (BryanLGH Medical Center Project)	A-1/NR	4.750	06/01/2021	1,000,000	968,410
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa-1/AAA	5.250	01/15/2021	500,000	524,720
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa-1/AAA	5.250	01/15/2022	500,000	529,640
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aa-3/NR	5.000	12/15/2025	250,000	250,120
*Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/2021	1,000,000	1,047,110
Lincoln, NE San. Swr. Rev. MBIA	Aa/AA+	4.500	06/15/2029	250,000	237,627
Lincoln, NE Water Rev.	Aa/AA	5.000	08/15/2022	575,000	594,314
Metropolitan Community College South Omaha Bldg. Proj. AMBAC	NR/AA-	4.500	03/01/2026	1,000,000	1,002,010
Municipal Energy Agy of NE Power Supply Rev. Berkshire Insured	Aa-1/AAA	5.125	04/01/2024	195,000	205,477
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aa/AA-	6.250	06/01/2018	800,000	858,544
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Baa-1/AA-	6.400	06/01/2013	130,000	136,288
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Baa-1/AA-	6.450	06/01/2018	400,000	415,072
*NE Hgr. Educ. Loan Program Student Loan MBIA	Baa-1/AA-	5.875	06/01/2014	710,000	710,660
NE Hgr. Educ. Loan Program B Rev. MBIA	Baa-1/AA-	6.000	06/01/2028	100,000	100,004
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/BBB-	5.500	04/01/2027	1,000,000	868,680
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/2028	135,000	135,031
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/A	5.450	11/15/2017	400,000	401,060
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/A	5.450	11/15/2022	750,000	747,817
Omaha, NE Various Purpose	Aa-1/AAA	5.000	05/01/2022	250,000	264,560
Omaha, NE Various Purpose	Aa-1/AAA	4.250	10/15/2026	500,000	499,635
Omaha Public Power Electric Rev.	Aa-1/AA	5.250	02/01/2023	250,000	268,562
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa-1/AA	5.200	02/01/2022	500,000	517,515
Omaha, NE Public Power Electric Rev.	Aa-1/AA	5.000	02/01/2034	1,000,000	1,002,230
Omaha, NE Public Power Dist. Elec. Syst. Rev.	NR/NR	6.200	02/01/2017	650,000	791,980
*Omaha, NE (Riverfront Project) Special Obligation	Aa/AA+	5.500	02/01/2029	1,000,000	1,024,660
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	A-1/A	4.750	02/01/2025	250,000	252,498
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	A-1/A	4.300	02/01/2031	100,000	88,828
Papillion, NE G.O. MBIA	Baa-1/AA-	4.350	12/15/2027	250,000	235,835
Sarpy Count School Dist.#27 Papillion-LA Vista GO	Aa-3/NR	5.000	12/01/2028	250,000	254,353
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/BBB-	5.650	05/01/2012	100,000	102,279
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/BBB-	6.150	05/01/2030	250,000	228,588
Public Power Generation Agy Whelan Energy Rev AMBAC	A/A	5.000	01/01/2032	500,000	484,145
Public Power Generation Agy. Whelan Energy Center Bhac - Cr, AMBAC	Aa-1/AAA	5.000	01/01/2027	250,000	257,413
Sarpy Cty., NE School Dist. #046 FSA	Aa-3/AAA	5.000	12/15/2022	200,000	200,094
Saunders Cty., NE G.O. FSA	Aa-3/AAA	5.000	11/01/2030	250,000	250,843
Saunders Cty., NE G.O. MBIA	Baa-1/AA-	4.250	12/15/2021	515,000	517,730
Southern Public Power Dist.	NR/AA-	5.000	12/15/2023	250,000	259,120
University of NE Fac. Corp. Deferred Maintenance AMBAC	Aa/AA-	5.000	07/15/2020	500,000	546,475
Univ. of NE Board of Regents Student Facs.	Aa/AA-	5.000	05/15/2032	250,000	251,448
Univ. of NE Board of Regents (Heath & Rec. Proj.)	Aa/AA-	5.000	05/15/2033	600,000	603,852
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/2032	250,000	252,213
University of NE University Rev. Lincoln Student Facs.	Aa/AA-	5.000	07/01/2028	250,000	253,285
Washington Cnty S/D#1 (Blair)	NR/A	3.750	12/15/2013	130,000	133,767

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $26,357,833)					$26,294,914

SHORT-TERM SECURITIES (4.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $1,359,260)				1,359,260	$1,359,260

TOTAL INVESTMENTS IN SECURITIES (COST: $27,717,093)					$27,654,174
OTHER ASSETS LESS LIABILITIES					315,009

NET ASSETS					$27,969,183

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $27,717,093. The net unrealized depreciation of investments based on the cost was $62,919, which is comprised of $632,931 aggregate gross unrealized appreciation and $695,850 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—	quoted prices in active markets for identical securities

Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

Valuation Inputs		Investments in Securities

Level 1—	Quoted Prices	$1,359,260

Level 2—	Other Significant Observable Inputs	26,294,914

Level 3—	Significant Unobservable Inputs	--

Total		$27,654,174

New Hampshire Municipal Fund

Schedule of Investments April 30, 2009 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (93.2%)

Belknap Cty., NH G.O. MBIA	A-1/AA-	5.200%	06/15/2013	$225,000	$225,688
Concord, NH G.O.	Aa/AA	4.600	10/15/2014	100,000	107,257
*Derry, NH FSA	Aa-3/NR	4.800	02/01/2018	115,000	120,793
Gorham, NH G.O. FSA	Aa-3/NR	4.850	04/01/2014	65,000	65,724
Hampton, NH G.O. XLCA	A-1/NR	4.000	12/15/2020	200,000	194,080
Hillsborough, NH G.O. XLCA	NR/A	4.000	11/01/2020	100,000	100,082
Hillsborough, NH G.O. XLCA	NR/A	4.000	11/01/2021	100,000	98,881
Manchester, NH Public Improvement	Aa/NR	5.875	05/01/2019	50,000	50,507
*Manchester, NH School Facs. Rev. MBIA	Aa-3/AA	5.250	06/01/2009	250,000	250,928
Manchester, NH Water Rev. FGIC	Aa-3/AA	5.000	12/01/2028	100,000	101,505
Manchester, NH Water Works Rev.	Aa-3/AA	5.000	12/01/2034	250,000	252,993
Merrimack Cty., NH G.O. FSA	NR/AAA	4.250	12/01/2019	100,000	108,004
Merrimack Cty., NH G.O. FSA	NR/AAA	4.500	12/01/2027	100,000	101,514
Nashua, NH G.O.	Aa/AA+	5.250	09/15/2017	100,000	107,354
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/2010	100,000	103,960
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/2011	60,000	63,145
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/2015	120,000	124,764
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/2016	20,000	20,962
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	A-1/A+	5.500	07/01/2013	40,000	43,711
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	A-1/A+	5.500	07/01/2013	95,000	103,351
New Hampshire Health & Ed. Conway Hosp.	Baa-3/NR	5.250	06/01/2016	100,000	89,251
New Hampshire Health & Educ Concord Hosp. AMBAC	A-3/A	5.875	10/01/2016	100,000	100,421
*New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/2013	250,000	280,435
New Hampshire State Capital Improvement G.O.	Aa/AA	4.750	03/01/2027	100,000	102,950
New Hampshire State Hsg. Single Fam. Rev.	Aa/NR	4.900	07/01/2025	200,000	189,046
New Hampshire State Turnpike System FSA	Aa-3/AAA	5.125	10/01/2019	100,000	106,772
Portsmouth, NH G.O. MBIA	Aa/AA	4.000	08/01/2019	100,000	104,653
*Rochester, NH G.O. MBIA	A-3/NR	4.750	07/15/2020	300,000	311,109

TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$3,629,840

GUAM MUNICIPAL BONDS (0.3%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	9,839

TOTAL MUNICIPAL BONDS (COST: $3,579,861)					$3,639,679

SHORT-TERM SECURITIES (5.7%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $221,843)				221,843	$221,843

TOTAL INVESTMENTS IN SECURITIES (COST: $3,801,704)					$3,861,522
OTHER ASSETS MINUS LIABILITIES					31,359

NET ASSETS					$3,892,881

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $3,801,704. The net unrealized appreciation of investments based on the cost was $59,818, which is comprised of $75,497 aggregate gross unrealized appreciation and $15,679 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—	quoted prices in active markets for identical securities

Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

Valuation Inputs		Investments in Securities

Level 1—	Quoted Prices	$221,843

Level 2—	Other Significant Observable Inputs	3,639,679

Level 3—	Significant Unobservable Inputs	--

Total		3,861,522

Oklahoma Municipal Fund

Schedule of Investments April 30, 2009 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (97.8%)

Board of Regents (OK Univ. Science Center)	NR/AA	5.000%	07/01/2036	$1,000,000	$995,260
City of Tulsa, OK MBIA	Aa/AA	4.250	03/01/2025	1,000,000	1,000,810
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/NR	5.750	09/01/2034	500,000	356,875
Drumright, OK Utility Sys. Rev. Assured Guaranty Ins.	NR/AAA	4.750	02/01/2036	950,000	952,793
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	NR/A	5.500	11/01/2019	500,000	525,485
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/2019	200,000	169,610
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/2028	865,000	631,960
Edmond Public Works Auth. AMBAC	NR/A	4.850	01/01/2024	155,000	157,142
Edmond Public Works Auth. AMBAC	NR/A+	4.750	07/01/2024	250,000	248,730
Edmond Public Works Sales Tax & Utility Rev. AMBAC	NR/A+	4.750	07/01/2023	200,000	202,234
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Baa-1/NR	4.500	04/01/2018	250,000	238,520
Jenks Aquarium Auth. Rev. MBIA	Baa-1/AA-	5.250	07/01/2029	500,000	499,845
McAlester, OK Public Works Auth. FSA	Aa-3/NR	5.100	02/01/2030	100,000	102,558
McClain Cty., OK Econ. Dev. Auth. Ed. Lease Rev. (Purcell Schools) Assured GTY	NR/AAA	4.250	09/01/2020	585,000	599,771
Midwest City, OK Capital Impvt. MBIA	Baa-1/AA-	5.375	09/01/2024	500,000	515,790
Norman, OK (Regl. Hospital) Auth. Radian	Baa-3/BBB-	5.250	09/01/2016	180,000	154,247
Norman, OK Utilities Auth. Utility Rev. FGIC	A/NR	4.000	11/01/2022	265,000	246,726
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	A-1/NR	5.000	08/01/2024	300,000	300,123
OK Board of Regents (Univ. of Central OK) AMBAC	NR/A	5.600	08/01/2020	150,000	158,019
OK Board of Regents (Univ. of Central OK) AMBAC	NR/A	5.700	08/01/2025	390,000	402,149
OK Board of Regents (Univ. of OK) FGIC	NR/AA-	4.125	07/01/2026	500,000	464,850
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	A-1/AA	5.000	07/01/2024	250,000	256,738
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	A-1/AA	5.000	07/01/2022	500,000	522,240
*OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	A-1/AA	5.000	07/01/2030	2,000,000	2,020,820
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aa-3/AAA	4.375	07/01/2022	100,000	102,729
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aa-3/AAA	4.375	07/01/2023	100,000	101,417
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aa-3/AAA	4.500	07/01/2024	200,000	204,246
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Baa-1/AA	5.000	06/01/2014	250,000	281,372
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	A-1/AA	4.500	07/01/2026	500,000	491,925
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aa-3/AAA	5.100	03/01/2016	140,000	140,108
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aa-3/AAA	5.150	03/01/2021	100,000	100,092
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Baa-1/NR	5.600	03/01/2015	280,000	281,044
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA+	5.000	07/01/2027	250,000	256,992
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	A/AA	5.100	06/01/2027	120,000	122,269
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	A-1/AA	4.900	12/01/2022	200,000	206,274
OK Devl. Finance Auth. (Seminole State College)	NR/AA+	5.125	12/01/2027	150,000	153,688
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Baa-1/NR	5.000	12/01/2028	500,000	433,100
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	A-1/AA	5.750	02/15/2025	50,000	50,244
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.—Unrefunded	A-3/A	5.750	02/15/2025	125,000	124,614
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.—Unrefunded	A-3/A	6.000	02/15/2029	100,000	98,155
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	NR/AA	4.600	04/01/2022	250,000	255,495
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	NR/AA	4.650	04/01/2023	250,000	253,850
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) FSA	Aa-3/AAA	4.500	06/01/2026	250,000	252,277
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/2021	75,000	75,111
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/2020	60,000	60,527
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/2020	30,000	30,143
*OK Municipal Power Auth. Power Supply Rev. FGIC	A/AA-	4.500	01/01/2047	850,000	723,707
OK Municipal Power Auth. Rev. MBIA	A/AA-	5.750	01/01/2024	2,230,000	2,599,199
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/2031	685,000	587,120
OK State Student Loan Auth.	A/NR	6.350	09/01/2025	280,000	274,120
OK State Student Loan Auth. MBIA	Baa-1/AA-	5.300	12/01/2032	450,000	369,050
*OK State Water (Loan Program) Rev.	NR/AAA	5.100	09/01/2016	40,000	40,238
OK State Water Resources Loan Rev.	NR/AAA	5.100	10/01/2027	500,000	516,150
OK Transportation Auth. Turnpike Sys. Rev. - Prerefunded AMBAC	Aa-3/AA-	5.000	01/01/2021	10,000	10,957
OK Transportation Auth. Turnpike Sys. Rev. - Unrefunded AMBAC	Aa-3/AA-	5.000	01/01/2021	90,000	92,942
OK Water Resources Board Rev. AMBAC	Aaa/AAA	4.750	04/01/2024	100,000	103,999
Oklahoma City Airport Trust Jr. Lien Refunding Series B AMBAC	A/A+	5.000	07/01/2021	250,000	261,663
Oklahoma City Airport Trust Jr. Lien Refunding Series B. AMBAC	A/A+	5.000	07/01/2019	250,000	269,755
Oklahoma City, OK MBIA	Aa-1/AAA	4.250	03/01/2022	110,000	111,722
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	A/AA-	5.500	10/01/2019	250,000	271,360
Oklahoma City, OK Water Utility Rev. FGIC	Aa/AAA	5.000	07/01/2034	250,000	250,755
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aa/AAA	5.000	07/01/2029	425,000	433,232
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev	Aaa/NR	5.100	03/01/2017	100,000	100,375
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev.	Aaa/NR	5.100	09/01/2017	100,000	100,754
Oklahoma Housing Finance FNMA / GNMA	Aaa/NR	5.150	09/01/2029	465,000	424,638
Oklahoma Housing Finance GNMA / FNMA	Aaa/NR	5.050	09/01/2023	935,000	896,805
Oklahoma Housing Finance GNMA / FNMA	Aaa/NR	5.200	09/01/2032	470,000	420,345
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Baa-1/AA-	5.125	08/01/2030	750,000	761,865
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Baa-1/AA-	4.800	10/01/2027	500,000	511,375
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Baa-1/NR	5.000	11/01/2021	250,000	240,660
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/NR	5.750	12/01/2030	250,000	185,415
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/NR	5.625	12/01/2020	140,000	122,234
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/NR	5.700	12/01/2025	220,000	175,331
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/NR	5.550	11/01/2021	250,000	201,893
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/NR	5.650	11/01/2031	375,000	270,326
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/NR	5.550	11/01/2021	250,000	208,303
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/NR	5.650	11/01/2031	250,000	182,585
Sapulpa Municipal Authority Utility Rev. FSA	Aa-3/AAA	5.125	01/01/2032	250,000	254,470
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/NR	5.250	11/01/2023	250,000	190,283
Tulsa Cty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/2024	500,000	504,315
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aa/AA	4.250	05/01/2026	650,000	618,189
Tulsa Metropolitan Util. Auth. Utility Revs XLCA	Aa/AA	4.500	05/01/2027	910,000	888,033
Tulsa Oklahoma Pub. Facs. Auth. XLCA	Aa-3/NR	4.750	11/15/2037	500,000	472,720
Tulsa Oklahoma Public Facs. Auth. XLCA	Aa-3/NR	5.250	11/15/2036	1,000,000	1,009,880
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2023	700,000	723,107
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2026	1,035,000	1,046,975
Tulsa, Oklahoma Unlimited GO MBIA	Aa/AA	4.250	03/01/2024	500,000	503,390
University of OK Board of Regents (Multi Facs.) Rev. MBIA	A-1/NR	4.750	06/01/2029	250,000	237,160
University of OK Board of Regents (Research Fac.) Rev. AMBAC	A/NR	4.800	03/01/2028	670,000	663,126
University of OK Board of Regents Student Hsg. Rev. FGIC	A-1/NR	5.000	11/01/2027	1,000,000	969,470
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	NR/A	5.500	07/01/2023	250,000	264,445

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $37,099,453)					$35,863,403

SHORT-TERM SECURITIES (1.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $380,578)				380,578	$380,578

TOTAL INVESTMENTS IN SECURITIES (COST: $37,480,031)					$36,243,981
OTHER ASSETS LESS LIABILITIES					412,469

NET ASSETS					$36,656,450

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $37,480,031. The net unrealized depreciation of investments based on the cost was $1,236,050, which is comprised of $403,562 aggregate gross unrealized appreciation and $1,639,612 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—	quoted prices in active markets for identical securities

Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

Valuation Inputs		Investments in Securities

Level 1—	Quoted Prices	$380,578

Level 2—	Other Significant Observable Inputs	35,863,403

Level 3—	Significant Unobservable Inputs	--

Total		$36,243,981

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/Robert E. Walstad

Robert E. Walstad
Interim President

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Managed Portfolios

By: /s/Robert E. Walstad

Robert E. Walstad
Interim President

Date: June 26, 2009

By: /s/Adam Forthun

Adam Forthun
Treasurer

Date: June 26, 2009